CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 4,318	$ 3,870	$ 2,497
Cost of sales, excluding depreciation expense	(2,281)	(2,028)	(1,661)
Gross margin	2,037	1,842	836
Operating and maintenance expense	(940)	(839)	(477)
Depreciation expense	(689)	(587)	(247)
Impairments	(858)	(99)	0
Gain (loss) on sale of assets, net	(1)	(1)	18
General and administrative expense	(161)	(128)	(114)
Acquisition and integration costs	(11)	(124)	(35)
Other	(17)	0	0
Operating income (loss)	(640)	64	(19)
Bankruptcy reorganization items (Note 22)	(96)	0	0
Restructuring Costs			3
Earnings from unconsolidated investments	7	1	10
Interest expense	(625)	(546)	(223)
Other income and expense, net	65	54	(39)
Loss before income taxes	(1,289)	(427)	(268)
Income tax benefit (Note 15)	45	474	1
Net income (loss)	(1,244)	47	(267)
Less: Net income (loss) attributable to noncontrolling interest	(4)	(3)	6
Net income (loss) attributable to Dynegy Inc.	(1,240)	50	(273)
Less: Dividends on preferred stock	22	22	5
Net income (loss) attributable to Dynegy Inc. common stockholders	$ (1,262)	$ 28	$ (278)
Basic and diluted earnings (loss) per share attributable to Dynegy Inc. common stockholders:
Basic and diluted earnings (loss) per share attributable to Dynegy Inc. common stockholders (in dollars per share)	$ (9.78)	$ 0.22	$ (2.65)
Basic shares outstanding (shares)	129	125	105
Diluted shares outstanding (shares)	129	126	105